FAIR VALUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE
Fair values of financial instruments

	September 30, 2012		December 31, 2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Non-qualified employee benefit plan investments	$14	$14	$12	$12
Cross-currency interest rate contracts	29	29	27	27
Interest rate contracts	(19)	(19)	(17)	(17)
Long-term debt (including current portion)	(3,680)	(3,941)	(3,942)	(4,061)

	December 31,
	2011		2010
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Non-qualified employee benefit plan investments	$12	$12	$11	$11
Cross-currency interest rate contacts	27	27	19	19
Interest rate contracts	(17)	(17)	(9)	(9)
Long-term debt (including current portion)	(3,942)	(4,061)	(4,146)	(4,371)

Assets and liabilities are measured at fair value on a recurring basis

		Fair Value Amounts Using
Description	September 30, 2012	Quoted prices in active markets for identical assets (Level 1)(3)	Significant other observable inputs (Level 2)(3)	Significant unobservable inputs (Level 3)
Assets:
Available-for-sale equity securities:
Equity mutual funds	$14	$14	$-	$-
Derivatives:
Cross-currency interest rate contracts(1)	29	-	29	-

Total assets	$43	$14	$29	$-

Liabilities:
Derivatives:
Interest rate contracts(2)	$(19)	$-	$(19)	$-

		Fair Value Amounts Using
Description	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)(3)	Significant other observable inputs (Level 2)(3)	Significant unobservable inputs (Level 3)
Assets:
Available-for-sale equity securities:
Equity mutual funds	$12	$12	$-	$-
Derivatives:
Cross-currency interest rate contracts(1)	27	-	-	27

Total assets	$39	$12	$-	$27

Liabilities:
Derivatives:
Interest rate contracts(2)	$(17)	$-	$(17)	$-

(1)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates, exchange rates, and yield curves at stated intervals. There were no material changes to the valuation methods or assumptions used to determine the fair value during the current period.

(2)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates and yield curves at stated intervals. There were no material changes to the valuation methods or assumptions used to determine the fair value during the current period.
(3)
There were no transfers between Levels 1 and 2 within the fair value hierarchy for the nine months ended September 30, 2012 and the year ended December 31, 2011.

		Fair Value Amounts Using
Description	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$12	$12	$-	$-
Derivatives:
Cross-currency interest rate contract(1)	27	-	-	27

Total assets	$39	$12	$-	$27

Liabilities:
Derivatives:
Interest rate contracts(2)	$(17)	$-	$(17)	$-

		Fair Value Amounts Using
Description	December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$11	$11	$-	$-
Derivatives:
Cross-currency interest rate contract(1)	19	-	-	19

Total assets	$30	$11	$-	$19

Liabilities:
Derivatives:
Interest rate contracts(2)	$(9)	$-	$(9)	$-

(1)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates, exchange rates, and yield curves at stated intervals.

(2)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates and yield curves at stated intervals.

Reconciliation of beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

	Three months ended September 30, 2012	Nine months ended September 30, 2012
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts	Cross-Currency Interest Rate Contracts
Beginning balance	$-	$27
Transfers into Level 3	-	-
Transfer out of Level 3(1)	-	(27)
Total gains (losses):
Included in earnings	-	-
Included in other comprehensive income (loss)	-	-
Purchases, sales, issuances and settlements	-	-

Ending balance, September 30, 2012	$-	$-

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at September 30, 2012	$-	$-

	Three months ended September 30, 2011	Nine months ended September 30, 2011
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts	Cross-Currency Interest Rate Contracts
Beginning balance	$(5)	$19
Transfers into or out of Level 3	-	-
Total (losses) gains:
Included in earnings	-	-
Included in other comprehensive income (loss)	24	-
Purchases, sales, issuances and settlements	-	-

Ending balance, September 30, 2011	$19	$19

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at September 30, 2011	$-	$-

(1)
We are party to cross-currency interest rate contracts that are measured at fair value in our financial statements (unaudited). These instruments have historically been categorized by us as Level 3 within the fair value hierarchy due to an unobservable input associated with the credit valuation adjustment, which we deemed to be a significant input to the overall measurement of fair value at inception. During the nine months ended September 30, 2012, this credit valuation adjustment has ceased to be a significant input to the entire fair value measurement of these instruments. The remaining inputs which are significant to the fair value measurement of these instruments represent observable market inputs that are inputs other than quoted prices (Level 2 inputs).

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-currency interest rate contracts	Total
Beginning balance, January 1, 2011	$19	$19
Total gains (losses):
Included in earnings	-	-
Included in other comprehensive income (loss)	8	8
Purchases, issuances and settlements	-	-

Ending balance, December 31, 2011	$27	$27

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2011	$-	$-

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Realized interest in securitized receivables	Cross-currency interest rate contracts	Total
Beginning balance, January 1, 2010	$262	$-	$262
Total gains (losses):
Included in earnings	-	12	12
Included in other comprehensive income (loss)	-	7	7
Purchases, issuances and settlements(1)	(262)	-	(262)

Ending balance, December 31, 2010	$-	$19	$19

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2010	$-	$12	$12

(1)
Upon adoption of ASU 2009-16, transfers of our accounts receivable under our A/R Programs no longer met the criteria for derecognition. Accordingly, beginning January 1, 2010, the amounts outstanding under the A/R Programs were accounted for as secured borrowings and the retained interest in securitized receivables was no longer relevant.

Schedule of gains and losses (realized and unrealized) included in earnings reported in interest expense and other comprehensive loss

	Three months ended September 30, 2012		Nine months ended September 30, 2012
	Interest expense	Other comprehensive income (loss)	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$-	$-	$-	$-
Changes in unrealized gains relating to assets still held at September 30, 2012	-	-	-	-

	Three months ended September 30, 2011		Nine months ended September 30, 2011
	Interest expense	Other comprehensive income (loss)	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$-	$-	$-	$-
Changes in unrealized losses relating to assets still held at September 30, 2011	-	24	-	-

2011	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$-	$-
Changes in unrealized gains relating to assets still held at December 31, 2011	$-	$8

2010	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$12	$-
Changes in unrealized gains relating to assets still held at December 31, 2010	$12	$7